EMPLOYEE BENEFITS - Amounts Recognized in Consolidated income Statement (Details) - State defined benefit plans - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Interest expense	€ 590	€ 467	€ 518
Total recognized in the consolidated income statement	€ 590	€ 467	€ 518